UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number   811-21944
                                                   -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: December 31, 2009
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

            COMMON STOCKS (b) -- 99.8%
            BELGIUM -- 2.3%
     5,438  Belgacom S.A. (c)                      $ 197,416
                                                 ------------

            DENMARK -- 4.7%
     5,351  D/S Norden A/S (c)                       215,408
     2,739  Danisco A/S (c)                          182,745
                                                 ------------
                                                     398,153
                                                 ------------

            FINLAND -- 7.9%
    13,275  Metso Oyj (c)                            466,953
     9,020  Rautaruukki Oyj (c)                      208,646
                                                 ------------
                                                     675,599
                                                 ------------

            FRANCE -- 7.4%
     6,539  France Telecom S.A. (c)                  163,398
     2,571  Vallourec S.A. (c)                       465,142
                                                 ------------
                                                     628,540
                                                 ------------

            GERMANY -- 12.8%
     4,728  BASF SE (c)                              292,619
    12,628  Deutsche Telekom AG (c)                  185,250
     3,449  RWE AG (c)                               307,014
     8,065  Thyssenkrupp AG (c)                      303,182
                                                 ------------
                                                   1,088,065
                                                 ------------

            IRELAND -- 5.5%
    11,344  CRH PLC (c)                              308,436
     5,837  DCC PLC (c)                              163,149
                                                 ------------
                                                     471,585
                                                 ------------

            ITALY -- 3.8%
    56,226  Enel S.p.A (c)                           325,514
                                                 ------------

            NETHERLANDS -- 16.3%
   100,079  Brit Insurance Holdings N.V. (c)         316,066
    47,003  Koninklijke BAM Groep N.V. (c)           486,054
     8,898  Koninklijke Boskalis Westminster
               N.V. (c)                              342,548
     4,955  Koninklijke DSM N.V. (c)                 243,456
                                                 ------------
                                                   1,388,124
                                                 ------------

            NORWAY -- 1.2%
     4,040  StatoilHydro ASA (c)                     100,756
                                                 ------------

            SPAIN -- 8.0%
    41,288  Banco Santander S.A. (c)                 682,270
                                                 ------------

            SWEDEN -- 5.5%
    10,267  Ratos AB (c)                             264,531
    16,438  Sandvik AB (c)                           197,945
                                                 ------------
                                                     462,476
                                                 ------------

            SWITZERLAND -- 11.8%
     2,069  Baloise Holding AG (c)                   171,783
     1,201  Helvetia Holding AG (c)                  371,944
     1,665  Sulzer AG (c)                            130,619
       317  Swisscom AG (c)                          121,066


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

            SWITZERLAND (Continued)
       947  Zurich Financial Services AG (c)       $ 207,037
                                                 ------------
                                                   1,002,449
                                                 ------------

            UNITED KINGDOM -- 12.6%
   117,563  Man Group PLC (c)                        580,213
    15,426  Provident Financial PLC (c)              229,999
    32,306  United Utilities PLC (c)                 258,228
                                                 ------------
                                                   1,068,440
                                                 ------------


            TOTAL COMMON STOCKS -- 99.8%
             (Cost $6,851,116)                     8,489,387

            MONEY MARKET FUND -- 0.3%
    30,011  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)
              (Cost $30,011)                          30,011
                                                 ------------

            TOTAL INVESTMENTS -- 100.1%
              (Cost $6,881,127) (e)                8,519,398
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (10,782)
                                                 ------------
            NET ASSETS -- 100.0%                 $ 8,508,616
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board of Trustees.
(d)    Represents annualized 7-day yield at December 31, 2009.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,958,137 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $319,866.


                 See Notes to Quarterly Portfolio of Investments        Page 1

FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
----------------------------------------------------------------
Common Stocks*          $     -      $  8,489,387        $    -
Money Market Fund        30,011                 -             -
                      ------------------------------------------
Total Investments       $30,011      $  8,489,387        $    -
                      ==========================================

* See Portfolio of Investments for country breakout.

                                       % of
Industry                              Net Assets
-------------------------------------------------
Machinery                              14.8%
Insurance                              12.6
Capital Markets                         9.9
Construction & Engineering              9.7
Commercial Banks                        8.0
Diversified Telecommunication
     Services                           7.8
Multi-Utilities                         6.7
Chemicals                               6.3
Metals & Mining                         6.0
Electric Utilities                      3.8
Construction Materials                  3.6
Consumer Finance                        2.7
Marine                                  2.5
Food Products                           2.2
Industrial Conglomerates                1.9
Oil, Gas & Consumable Fuels             1.2
Money Market Fund                       0.4
---------------------------------------------
Total Investments                     100.1
Net Other Assets and Liabilities       (0.1)
                                    ---------
Total                                 100.0%
                                    =========


                 See Notes to Quarterly Portfolio of Investments        Page 2

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2009 (UNAUDITED)


SHARES       DESCRIPTION                               VALUE
-----------  ---------------------------------  -------------

             COMMON STOCKS (b) -- 99.8%
             AUSTRALIA -- 9.5%
     14,747  Bunnings Warehouse Property
                Trust (c)                           $ 24,577
     66,319  CFS Retail Property Trust (c)           112,925
     70,161  Commonwealth Property Office
                Fund (c)                              60,767
    169,685  Dexus Property Group (c)                128,735
     31,002  FKP Property Group (c)                   21,859
    214,214  Goodman Group (c)                       121,190
    330,306  GPT Group (c)                           177,493
    196,196  GPT Group, In Specie (c) (d) (e)              0
     76,520  ING Industrial Fund (c)                  32,750
     97,161  ING Office Fund (c)                      55,229
     53,000  Macquarie CountryWide Trust (c)          27,506
    169,214  Macquarie Office Trust (c)               46,607
     99,882  Mirvac Group (c)                        139,360
     84,842  Stockland (c)                           298,916
     82,164  Westfield Group (c)                     919,569
                                                -------------
                                                   2,167,483
                                                -------------

             AUSTRIA -- 0.3%
      3,106  CA Immobilien Anlagen
                 AG (c) (e)                           35,098
      3,040  Conwert Immobilien Invest
                 AG (c) (e)                           37,162
                                                -------------
                                                      72,260
                                                -------------

             BELGIUM -- 0.7%
        598  Befimmo S.C.A (c)                        53,049
        444  Cofinimmo S.A. (c)                       62,760
        246  Intervest Offices N.V. (c)                7,743
         58  Leasinvest Real Estate S.C.A (c)          4,919
        305  Warehouses de Pauw S.C.A (c)             14,891
         76  Wereldhave Belgium S.C.A (c)              6,717
                                                -------------
                                                     150,079
                                                -------------

             BERMUDA -- 2.2%
     11,248  Great Eagle Holdings Ltd. (c)            29,166
     59,922  Hongkong Land Holdings Ltd. (c)         295,121
     22,503  Hopson Development Holdings Ltd.
                (c)                                   32,212
     20,608  Kerry Properties Ltd. (c)               104,236
      2,735  Orient-Express Hotels Ltd.,
                Class A (e)                           27,733
                                                -------------
                                                     488,468
                                                -------------

             CANADA -- 3.9%
      1,386  Allied Properties Real Estate
                Investment Trust                      25,630
      1,332  Artis Real Estate Investment
                Trust                                 14,494
      1,726  Boardwalk Real Estate Investment
                Trust                                 61,145
     13,366  Brookfield Properties Corp.             163,584
      2,944  Calloway Real Estate Investment
                Trust                                 54,919


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

             CANADA (Continued)
      2,414  Canadian Apartment Properties
                Real Estate Investment Trust        $ 32,453
      2,355  Canadian Real Estate Investment
                Trust                                 61,068
      4,077  Chartwell Seniors Housing Real
                Estate Investment Trust               27,405
      1,939  Cominar Real Estate Investment
                Trust                                 35,875
        754  Dundee Real Estate Investment
                Trust                                 14,960
      2,474  Extendicare Real Estate
                Investment Trust                      22,520
      1,362  First Capital Realty, Inc.               28,208
      5,250  H&R Real Estate Investment Trust         77,556
      3,109  InnVest Real Estate Investment
                Trust                                 15,815
      1,370  Killam Properties, Inc.                  11,527
      1,541  Morguard Real Estate Investment
                Trust                                 19,243
        810  Northern Property Real Estate
                Investment Trust                      16,961
      2,221  Primaris Retail Real Estate
                Investment Trust                      34,275
      8,549  RioCan Real Estate Investment
                Trust                                162,258
                                                -------------
                                                     879,896
                                                -------------

             CAYMAN ISLANDS -- 2.1%
     50,420  Agile Property Holdings Ltd. (c)         73,190
     66,033  China Resources Land Ltd. (c)           148,637
    116,331  Country Garden Holdings Co., Ltd.
                (c)                                   43,048
     40,962  KWG Property Holding Ltd. (c)            31,250
     60,849  New World China Land Ltd. (c)            22,997
     50,238  Shimao Property Holdings Ltd.
                (c)                                   94,190
     53,676  Shui On Land Ltd. (c)                    31,493
     73,846  Soho China Ltd. (c)                      39,673
                                                -------------
                                                     484,478
                                                -------------

             FINLAND -- 0.3%
      5,867  Citycon Oyj (c)                          24,563
      7,396  Sponda Oyj (c) (e)                       28,869
      2,041  Technopolis PLC (c)                       9,053
                                                -------------
                                                      62,485
                                                -------------

             FRANCE -- 5.3%
        144  Affine Group (c)                          3,355
      1,244  Fonciere des Regions Group (c)          127,203
        664  Gecina S.A. (c)                          72,200
        701  Icade (c)                                67,115
      3,146  Klepierre LLC (c)                       127,461
      1,610  Mercialys (c)                            56,674
        184  Societe de la Tour Eiffel (c)            13,852


                 See Notes to Quarterly Portfolio of Investments        Page 3

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES       DESCRIPTION                               VALUE
-----------  ---------------------------------  -------------

             COMMON STOCKS (b) (Continued)
             FRANCE (Continued)
        463  Societe Immobiliere de Location pour
                l'Industrie et le Commerce (c)      $ 56,457
      3,145  Unibail-Rodamco S.A. (c)                690,893
                                                -------------
                                                   1,215,210
                                                -------------

             GERMANY -- 0.5%
        996  Alstria Office AG                        10,709
      1,014  Colonia Real Estate AG (c) (e)            6,340
      1,347  Deutsche Euroshop AG (c)                 45,596
      2,913  Deutsche Wohnen AG (c) (e)               27,868
        837  DIC Asset AG (c)                          9,763
        928  Patrizia Immobilien AG (c) (e)            4,022
      1,159  TAG Immobilien AG (c) (e)                 7,403
                                                -------------
                                                     111,701
                                                -------------

             GREECE -- 0.1%
        905  Babis Vovos International
                Construction S.A. (c) (e)              5,650
        651  Eurobank Properties Real Estate
                Investment Co. (c)                     7,755
        467  Lamda Development S.A. (c) (e)            5,038
                                                -------------
                                                      18,443
                                                -------------

             GUERNSEY -- 0.3%
      9,691  FCPT Ltd. (c)                            14,009
     11,803  ING UK Real Estate Income Trust Ltd.
                (c)                                   10,191
     11,521  Invista Foundation Property Trust
                 Ltd. (c)                              7,441
      2,951  IRP Property Investments Ltd. (c)         4,021
      2,021  ISIS Property Trust Ltd. (c)              3,351
      4,074  Standard Life Investment Property
                Income Trust PLC (c)                   4,230
     10,575  UK Commercial Property Trust
                 Ltd. (c)                             13,365
                                                -------------
                                                      56,608
                                                -------------

             HONG KONG -- 12.8%
     85,918  Champion Real Estate Investment
                Trust (c)                             36,392
    146,038  China Overseas Land & Investment
                Ltd. (c)                             305,991
     74,255  Hang Lung Properties Ltd. (c)           291,106
     37,689  Henderson Land Development Co., Ltd.
                (c)                                  281,640
     27,647  Hysan Development Co., Ltd. (c)          78,243
     20,285  Kowloon Development Co., Ltd. (c)        23,485
     77,726  Link (The) REIT (c)                     198,335
    102,328  New World Development Co.,
                Ltd. (c)                             208,483
     63,564  Shenzhen Investment Ltd. (c)             26,817
     86,425  Sino Land Co., Ltd. (c)                 166,387
     68,405  Sun Hung Kai Properties Ltd. (c)      1,017,122


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

            HONG KONG (Continued)
    48,462  Wharf (The) Holdings Ltd. (c)          $ 278,124
                                                 ------------
                                                   2,912,125
                                                -------------

            ITALY -- 0.1%
    13,633  Beni Stabili S.p.A (c)                    11,154
     4,405  Immobiliare Grande
               Distribuzione (c)                       9,851
                                                 ------------
                                                      21,005
                                                -------------

            JAPAN -- 9.9%
     3,216  AEON Mall Co., Ltd. (c)                   62,306
     2,037  DAIBIRU Corp. (c)                         14,674
     5,840  HEIWA Real Estate Co., Ltd. (c)           18,788
        21  Japan Prime Realty Investment
               Corp. (c)                              43,635
        15  Japan Real Estate Investment
               Corp. (c)                             110,577
        14  Japan Retail Fund Investment
               Corp. (c)                              62,962
         9  Kenedix Realty Investment Corp.,
               Class A (c)                            24,641
    35,930  Mitsubishi Estate Co., Ltd. (c)          573,654
    31,081  Mitsui Fudosan Co., Ltd. (c)             525,525
         2  MORI TRUST Sogo Reit, Inc. (c)            16,103
        19  Nippon Building Fund, Inc. (c)           144,403
        11  Nomura Real Estate Office Fund,
               Inc. (c)                               59,825
        47  NTT Urban Development Corp. (c)           31,374
        10  ORIX JREIT, Inc., Class A (c)             49,927
         4  Premier Investment Co. (c)                13,098
    16,744  Sumitomo Realty & Development Co.,
               Ltd. (c)                              316,085
     3,592  TOC Co., Ltd. (c)                         13,634
    11,375  Tokyo Tatemono Co., Ltd. (c)              43,757
    14,297  Tokyu Land Corp. (c)                      53,108
         4  TOKYU REIT, Inc. (c)                      21,458
         5  Top REIT, Inc., Class A (c)               22,207
         6  United Urban Investment Corp.,
               Class A (c)                            31,718
                                                 ------------
                                                   2,253,459
                                                -------------

            LUXEMBOURG -- 0.2%
     3,205  Gagfah S.A. (c)                           29,132
     2,015  ProLogis European
               Properties (c) (e)                     12,351
                                                 ------------
                                                      41,483
                                                -------------

            NETHERLANDS -- 1.7%
     2,718  Corio N.V. (c)                           185,177
     1,273  Eurocommercial Properties N.V. (c)        52,691
     1,400  Nieuwe Steen Investments Funds
               N.V. (c)                               28,591
       666  VastNed Offices/Industrial N.V. (c)       11,232
       661  Vastned Retail N.V. (c)                   43,463


                 See Notes to Quarterly Portfolio of Investments        Page 4

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
------------  --------------------------------  -------------

              COMMON STOCKS (b) (Continued)
              NETHERLANDS (Continued)
         759  Wereldhave N.V. (c)                   $ 72,496
                                                -------------
                                                     393,650
                                                -------------

              NEW ZEALAND -- 0.1%
      28,431  Kiwi Income Property Trust  (c)         21,480
                                                -------------

              NORWAY -- 0.2%
      16,138  Norwegian Property ASA (c) (e)          37,317
                                                -------------

              SINGAPORE -- 5.0%
      28,000  Allgreen Properties Ltd. (c)            24,295
      65,400  Ascendas Real Estate Investment
                 Trust (c)                           102,665
      74,890  CapitaCommercial Trust (c)              62,016
     113,530  Capitaland Ltd. (c)                    336,794
      84,883  CapitaMall Trust (c)                   108,342
      42,000  CapitaMalls Asia Ltd. (e)               75,937
      25,000  City Developments Ltd. (c)             204,413
      26,521  Keppel Land Ltd. (c)                    65,536
      55,790  Mapletree Logistics Trust (c)           31,038
       5,000  Singapore Land Ltd. (c)                 23,338
      58,197  Suntec Real Estate Investment
                 Trust (c)                            55,712
      20,087  Wing Tai Holdings Ltd. (c)              25,957
      20,000  Yanlord Land Group Ltd. (c)             30,583
                                                -------------
                                                   1,146,626
                                                -------------

              SWEDEN -- 0.8%
       5,838  Castellum AB (c)                        59,126
       6,028  Fabege AB (c)                           37,734
       2,891  Hufvudstaden AB (c)                     21,908
       4,446  Klovern AB (c)                          14,204
       4,860  Kungsleden AB (c)                       33,241
       1,324  Wihlborgs Fastigheter AB (c)            24,406
                                                -------------
                                                     190,619
                                                -------------

              SWITZERLAND -- 0.9%
         204  Allreal Holding AG (c)                  24,275
       1,669  PSP Swiss Property AG (c)               94,261
       1,422  Swiss Prime Site AG (c) (e)             79,767
       1,364  Zueblin Immobilien Holding AG
                 (c) (e)                               5,334
                                                -------------
                                                     203,637
                                                -------------

              UNITED KINGDOM -- 6.2%
         854  A.J. Mucklow Group PLC (c)               4,333
       4,650  Big Yellow Group PLC (c) (e)            26,490
      30,750  British Land Co., PLC (c)              236,786
         855  CLS Holdings PLC (c) (e)                 6,873
         175  Daejan Holdings PLC (c)                  8,006
       3,581  Derwent London PLC (c)                  76,096
       2,928  Development Securities PLC (c)          16,073
      11,081  Grainger PLC (c)                        22,840
      11,132  Great Portland Estates PLC (c)          51,528
      24,816  Hammerson PLC (c)                      168,908
       3,812  Helical Bar PLC (c)                     21,009


SHARES       DESCRIPTION                               VALUE
-----------  ---------------------------------  -------------

             UNITED KINGDOM (Continued)
     26,913  Land Securities Group PLC (c)         $ 296,220
     22,139  Liberty International PLC (c)           183,033
      5,739  Minerva PLC (c) (e)                       6,944
      2,185  Primary Health Properties PLC (c)        10,167
     18,424  Quintain Estates & Development
                PLC (c) (e)                           17,757
     26,142  Segro PLC (c)                           145,004
      8,023  Shaftesbury PLC (c)                      51,014
      5,351  St. Modwen Properties PLC (c) (e)        16,743
      5,668  Unite Group PLC (c) (e)                  27,404
     37,044  Workspace Group PLC (c)                  13,846
                                                -------------
                                                   1,407,074
                                                -------------

             UNITED STATES -- 36.7%
      1,412  Acadia Realty Trust                      23,820
        291  Agree Realty Corp.                        6,777
         73  Alexander's, Inc. (e)                    22,223
      1,569  Alexandria Real Estate Equities,
                Inc.                                 100,871
      5,206  AMB Property Corp.                      133,013
      1,858  American Campus Communities,
                Inc.                                  52,210
      4,160  Apartment Investment &
                Management Co.                        66,227
      2,415  Ashford Hospitality Trust (e)            11,206
        589  Associated Estates Realty Corp.           6,638
      2,899  AvalonBay Communities, Inc.             238,037
      3,461  BioMed Realty Trust, Inc.                54,615
      4,933  Boston Properties, Inc.                 330,856
      4,577  Brandywine Realty Trust                  52,178
      1,935  BRE Properties, Inc.                     64,010
      2,283  Camden Property Trust                    96,731
      4,907  CBL & Associates Properties,
                Inc.                                  47,451
      1,842  Cedar Shopping Centers, Inc.             12,526
      2,359  Colonial Properties Trust                27,671
      2,066  Corporate Office Properties
                Trust                                 75,678
      4,099  Corrections Corp. of America (e)        100,630
      3,527  Cousins Properties, Inc.                 26,911
      7,381  DCT Industrial Trust, Inc.               37,053
      6,999  Developers Diversified Realty
                Corp.                                 64,811
      4,211  DiamondRock Hospitality Co.              35,667
      2,701  Digital Realty Trust, Inc.              135,806
      3,239  Douglas Emmett, Inc.                     46,156
      7,968  Duke Realty Corp.                        96,971
      1,486  DuPont Fabros Technology, Inc.           26,733
        925  EastGroup Properties, Inc.               35,409
      1,888  Education Realty Trust, Inc.              9,138
      1,496  Entertainment Properties Trust           52,764
      1,079  Equity Lifestyle Properties,
                Inc.                                  54,457
      1,532  Equity One, Inc.                         24,772


                 See Notes to Quarterly Portfolio of Investments        Page 5

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
------------  --------------------------------  -------------

              COMMON STOCKS (b) (Continued)
              UNITED STATES (Continued)
       9,831  Equity Residential                   $ 332,091
       1,036  Essex Property Trust, Inc.              86,661
       3,075  Extra Space Storage, Inc.               35,516
       2,170  Federal Realty Investment Trust        146,952
       2,304  FelCor Lodging Trust, Inc. (e)           8,294
       2,193  First Industrial Realty Trust,
                 Inc.                                 11,469
       1,069  First Potomac Realty Trust              13,437
       4,760  Forest City Enterprises, Inc.,
                 Class A (e)                          56,073
       2,837  Franklin Street Properties Corp.        41,449
         659  Getty Realty Corp.                      15,506
         572  Government Properties Income Trust      13,145
      10,436  HCP, Inc.                              318,715
       4,380  Health Care REIT, Inc.                 194,122
       2,095  Healthcare Realty Trust, Inc.           44,959
       2,011  Hersha Hospitality Trust                 6,315
       2,522  Highwoods Properties, Inc.              84,109
       1,504  Hilltop Holdings, Inc. (e)              17,507
       1,195  Home Properties, Inc.                   57,013
       4,393  Hospitality Properties Trust           104,158
      22,344  Host Hotels & Resorts, Inc. (e)        260,754
       7,964  HRPT Properties Trust                   51,527
       3,001  Inland Real Estate Corp.                24,458
       2,614  Investors Real Estate Trust             23,526
       1,535  Kilroy Realty Corp.                     47,078
      14,304  Kimco Realty Corp.                     193,533
       2,241  Kite Realty Group Trust                  9,121
       2,256  LaSalle Hotel Properties                47,895
       4,337  Lexington Realty Trust                  26,369
       3,975  Liberty Property Trust                 127,240
         825  LTC Properties, Inc.                    22,069
       3,489  Macerich (The) Co.                     125,430
       2,786  Mack-Cali Realty Corp.                  96,312
       2,853  Medical Properties Trust, Inc.          28,530
       1,026  Mid-America Apartment Communities,
                 Inc.                                 49,535
         989  National Health Investors, Inc.         36,583
         364  National Healthcare Corp.               13,144
       2,934  National Retail Properties, Inc.        62,259
       3,995  Nationwide Health Properties, Inc.     140,544
       3,030  OMEGA Healthcare Investors, Inc.        58,933
         769  Parkway Properties, Inc.                16,011
         629  Pebblebrook Hotel Trust (e)             13,844
       1,587  Pennsylvania Real Estate
                 Investment Trust                     13,426
       1,730  Post Properties, Inc.                   33,908
      16,847  ProLogis                               230,635
         650  PS Business Parks, Inc.                 32,532
       4,544  Public Storage                         370,109


SHARES        DESCRIPTION                              VALUE
------------  --------------------------------  -------------

              UNITED STATES (Continued)
       1,096  Ramco-Gershenson Properties
                 Trust                              $ 10,456
       3,711  Realty Income Corp.                     96,152
       3,145  Regency Centers Corp.                  110,264
         477  Saul Centers, Inc.                      15,626
       4,520  Senior Housing Properties
                 Trust                                98,852
      10,195  Simon Property Group, Inc.             813,561
       2,734  SL Green Realty Corp.                  137,356
         978  Sovran Self Storage, Inc.               34,944
         663  Sun Communities, Inc.                   13,094
       3,495  Sunstone Hotel Investors,
                       Inc. (e)                       31,036
       1,434  Tanger Factory Outlet Centers,
                 Inc.                                 55,912
       1,412  Taubman Centers, Inc.                   50,705
       5,441  UDR, Inc.                               89,450
         422  Universal Health Realty Income
                 Trust                                13,517
         654  Urstadt Biddle Properties,
                 Inc., Class A                         9,987
       3,305  U-Store-It Trust                        24,193
       5,571  Ventas, Inc.                           243,675
       6,400  Vornado Realty Trust                   447,616
       2,127  Washington Real Estate
                 Investment Trust                     58,599
       4,258  Weingarten Realty Investors             84,266
         544  Winthrop Realty Trust, Inc.              5,908
                                                -------------
                                                   8,357,981
                                                -------------

              TOTAL COMMON STOCKS -- 99.8%
               (Cost $21,144,862)                 22,693,567

              MONEY MARKET FUND -- 3.8%
     869,756  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.01% (f)
                (Cost $869,756)                      869,756
                                                -------------

              TOTAL INVESTMENTS -- 103.6%
                (Cost $22,014,618) (g)            23,563,323
              NET OTHER ASSETS AND
                LIABILITIES -- (3.6)%               (808,394)
                                                -------------
              NET ASSETS -- 100.0%              $ 22,754,929
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board of Trustees.


                 See Notes to Quarterly Portfolio of Investments        Page 6

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)    Non-income producing security.
(f)    Represents annualized 7-day yield at December 31, 2009.
(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,918,432 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $369,727.


________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
----------------------------------------------------------------
Common Stocks*      $  9,352,256      $13,341,311       $    -
Money Market Fund        869,756                -            -
                   ---------------------------------------------
Total Investments   $ 10,222,012      $13,341,311       $    -
                   =============================================

* See Portfolio of Investments for country breakout.

                                             % of
Industry                                   Net Assets
------------------------------------------------------
Real Estate Investment Trusts                67.3%
Real Estate Management & Development         31.7
Money Market Fund                             3.8
Commercial Services & Supplies                0.5
Hotels, Restaurants & Leisure                 0.1
Insurance                                     0.1
Health Care Providers & Services              0.1
------------------------------------------------------
Total Investments                           103.6
Net Other Assets and Liabilities             (3.6)
                                         ---------
Total                                       100.0%
                                         =========


                 See Notes to Quarterly Portfolio of Investments        Page 7

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2009 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
-----------  --------------------------------  --------------

             COMMON STOCKS (b) -- 99.8%
             AUSTRALIA -- 18.8%
    157,726  Adelaide Brighton Ltd. (c)            $ 388,140
     16,554  Australia & New Zealand Banking
                Group Ltd. (c)                       337,344
     37,594  Billabong International Ltd. (c)        367,827
      6,284  Commonwealth Bank of
                 Australia (c)                       306,796
    746,144  Commonwealth Property Office
                Fund (c)                             646,243
     68,050  David Jones Ltd. (c)                    327,408
     25,796  Felix Resources Ltd - In
                 Specie (c) (d) (e)                        0
    278,200  MAp Group (c)                           752,990
     90,075  Metcash Ltd. (c)                        361,178
     14,031  National Australia Bank Ltd. (c)        342,413
     13,542  Orica Ltd. (c)                          314,850
    164,495  Stockland (c)                           579,550
     41,386  Suncorp-Metway Ltd. (c)                 320,407
    185,175  Telstra Corp., Ltd. (c)                 569,297
     27,344  United Group Ltd. (c)                   348,487
      9,801  Wesfarmers Ltd. (c)                     273,985
     52,773  Westfield Group (c)                     590,628
     15,442  Westpac Banking Corp. (c)               348,815
      9,322  WorleyParsons Ltd. (c)                  242,051
                                                -------------
                                                   7,418,409
                                                -------------

             AUSTRIA -- 2.4%
      5,529  OMV AG (c)                              242,591
     29,470  Telekom Austria AG (c)                  420,676
      7,839  Voestalpine AG (c)                      286,386
                                                -------------
                                                     949,653
                                                -------------

             BELGIUM -- 0.8%
      4,512  Mobistar SA (c)                         309,321
                                                -------------

             BERMUDA -- 1.8%
     44,912  VTech Holdings Ltd. (c)                 428,364
     93,505  Yue Yuen Industrial Holdings
                Ltd. (c)                             270,720
                                                -------------
                                                     699,084
                                                -------------

             CANADA -- 8.1%
     28,829  Bell Aliant Regional
                Communications Income Fund           772,651
     11,939  Canadian Oil Sands Trust                341,440
     13,866  Emera, Inc.                             332,381
     17,784  Manitoba Telecom Services, Inc.         569,646
     26,373  Russel Metals, Inc.                     447,094
     11,945  Telus Corp.                             389,582
      9,579  TransCanada Corp.                       331,466
                                                -------------
                                                   3,184,260
                                                -------------

             FINLAND -- 4.9%
     15,953  Fortum Oyj (c)                          432,796
     10,929  KCI Konecranes Oyj (c)                  298,309
      6,322  Metso Oyj (c)                           222,379


SHARES        DESCRIPTION                              VALUE
------------  -------------------------------  --------------

              FINLAND (Continued)
      31,643  Rautaruukki Oyj (c)                 $  731,950
      11,882  YIT Oyj (c)                            245,211
                                                -------------
                                                   1,930,645
                                                -------------

              FRANCE -- 6.3%
       6,334  Bouygues S.A. (c)                      328,090
      22,734  France Telecom S.A. (c)                568,083
       5,484  Neopost S.A. (c)                       452,624
       2,362  PPR (c)                                283,523
       2,860  Schneider Electric S.A. (c)            332,539
      17,255  Vivendi S.A. (c)                       512,123
                                                -------------
                                                   2,476,982
                                                -------------

              GERMANY -- 3.1%
       5,294  BASF SE (c)                            327,649
       6,613  K+S AG (c)                             377,161
       5,331  RWE AG (c)                             517,332
                                                -------------
                                                   1,222,142
                                                -------------

              HONG KONG -- 3.2%
      49,110  CLP Holdings Ltd. (c)                  332,355
     145,535  CNOOC Ltd. (c)                         226,735
      64,335  Hongkong Electric Holdings (c)         350,451
      71,840  Television Broadcasts Ltd. (c)         345,148
                                                -------------
                                                   1,254,689
                                                -------------

              ITALY -- 4.2%
     218,121  Edison S.p.A (c)                       331,423
      18,949  ENI S.p.A (c)                          482,551
     181,170  Milano Assicurazioni S.p.A (c)         529,865
     200,528  Telecom Italia S.p.A (c)               312,813
                                                -------------
                                                   1,656,652
                                                -------------

              JAPAN -- 1.6%
       8,800  Eisai Co., Ltd. (c)                    323,543
       7,100  Ono Pharmaceutical Co., Ltd.
                 (c)                                 304,791
                                               --------------
                                                     628,334
                                                -------------

              JERSEY -- 1.0%
      52,031  United Business Media Ltd. (c)         388,434
                                               --------------

              NETHERLANDS -- 4.9%
     177,935  Brit Insurance Holdings
                  N.V. (c)                           561,948
       4,732  Fugro N.V. (c)                         271,802
      42,092  Koninklijke BAM Groep
                 N.V. (c)                            435,270
       8,290  Koninklijke Boskalis
                 Westminster N.V. (c)                319,141
       3,932  Smit Internationale N.V. (c)           337,936
                                               --------------
                                                   1,926,097
                                                -------------

              NEW ZEALAND -- 2.6%
      61,023  Fletcher Building Ltd. (c)             352,079


                 See Notes to Quarterly Portfolio of Investments        Page 8

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
-----------   -------------------------------  --------------

              COMMON STOCKS (b) (Continued)
              NEW ZEALAND (Continued)
    385,309   Telecom Corp. of New Zealand
                 Ltd. (c)                          $ 692,176
                                               --------------
                                                   1,044,255
                                               --------------

             PORTUGAL -- 0.7%
     32,449  CIMPOR Cimentos de Portugal SGPS
                S.A. (c)                             298,257
                                                -------------

             SINGAPORE -- 3.4%
     18,504  Jardine Cycle & Carriage Ltd. (c)       353,294
     51,000  Keppel Corp. Ltd. (c)                   297,082
    441,000  StarHub Ltd. (c)                        673,525
                                                -------------
                                                   1,323,901
                                                -------------

             SPAIN -- 0.9%
     17,374  Gas Natural SDG S.A. (c)                374,502
                                                -------------

             SWEDEN -- 2.6%
     14,673  NCC AB, Class B (c)                     240,474
     49,568  Peab AB (c)                             317,689
      8,385  Svenska Handelsbanken AB (c)            238,887
     34,482  TeliaSonera AB (c)                      249,222
                                                -------------
                                                   1,046,272
                                                -------------

             SWITZERLAND -- 0.8%
        881  Swisscom AG (c)                         336,465
                                                -------------

             UNITED KINGDOM -- 10.4%
     52,993  Amlin PLC (c)                           305,987
     46,471  BP PLC (c)                              448,731
    192,112  Cable & Wireless PLC (c)                437,041
    249,888  Hays PLC (c)                            417,868
    263,574  HMV Group PLC (c)                       394,458
     34,197  IMI PLC (c)                             285,247
     43,804  Jardine Lloyd Thompson Group PLC
                (c)                                  341,568
     32,420  Provident Financial PLC (c)             483,376
     28,397  Severn Trent PLC (c)                    496,181
     59,671  United Utilities PLC (c)                476,962
                                                -------------
                                                   4,087,419
                                                -------------

             UNITED STATES -- 17.3%
     25,600  Altria Group, Inc.                      502,528
     10,324  American Electric Power Co.,
                Inc.                                 359,172
     15,451  AT&T, Inc.                              433,091
     29,291  CenterPoint Energy, Inc.                425,012
     15,226  CenturyTel, Inc.                        551,333
      8,718  Consolidated Edison, Inc.               396,059
      8,561  DTE Energy Co.                          373,174
      7,986  FirstEnergy Corp.                       370,950
      4,398  Lorillard, Inc.                         352,852
      8,505  MeadWestvaco Corp.                      243,498
     13,011  Microchip Technology, Inc.              378,100
     27,957  Pepco Holdings, Inc.                    471,075
     10,754  Progress Energy, Inc.                   441,022


SHARES        DESCRIPTION                              VALUE
------------  -------------------------------  --------------

              UNITED STATES (Continued)
      15,907  R.R. Donnelley & Sons Co.            $ 354,249
      10,191  SCANA Corp.                            383,997
      11,392  Southern Co.                           379,581
      24,080  TECO Energy, Inc.                      390,578
                                               --------------
                                                   6,806,271
                                               --------------

              TOTAL COMMON STOCKS -- 99.8%
               (Cost $36,763,484)                 39,362,044

              MONEY MARKET FUND -- 1.2%
     486,038  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.01% (f)
                (Cost $486,038)                      486,038
                                               --------------

              TOTAL INVESTMENTS -- 101.0%
                (Cost $37,249,522) (g)            39,848,082
              NET OTHER ASSETS AND
                LIABILITIES -- (1.0)%               (413,990)
                                               --------------
              NET ASSETS -- 100.0%              $ 39,434,092
                                               ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board of Trustees.
(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on October 15, 2009, at a cost of $1,887 and has a carrying value per share of $0.
(e)    Non-income producing security.
(f)    Represents annualized 7-day yield at December 31, 2009.
(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,842,812 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $244,252.


                 See Notes to Quarterly Portfolio of Investments        Page 9

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
---------------------------------------------------------------
Common Stocks*        $  9,990,531     $29,371,513      $    -
Money Market Fund          486,038               -           -
                     ------------------------------------------
Total Investments     $ 10,476,569     $29,371,513      $    -
                     ==========================================

* See Portfolio of Investments for country breakout.


                                      % of
Industry                             Net Assets
------------------------------------------------
Diversified Telecommunication          16.0%
     Services
Electric Utilities                      8.8
Multi-Utilities                         7.5
Construction & Engineering              5.7
Oil, Gas & Consumable Fuels             5.3
Insurance                               5.2
Real Estate Investment Trusts           4.6
Commercial Banks                        4.0
Media                                   3.2
Transportation Infrastructure           2.8
Construction Materials                  2.6
Chemicals                               2.6
Metals & Mining                         2.6
Wireless Telecommunication Services     2.5
Tobacco                                 2.2
Machinery                               2.0
Textiles, Apparel & Luxury Goods        1.6
Food & Staples Retailing                1.6
Pharmaceuticals                         1.6
Multiline Retail                        1.5
Energy Equipment & Services             1.3
Water Utilities                         1.3
Money Market Fund                       1.2
Consumer Finance                        1.2
Office Electronics                      1.1
Trading Companies & Distributors        1.1
Communications Equipment                1.1
Professional Services                   1.1
Specialty Retail                        1.0
Semiconductors & Semiconductor
     Equipment                          1.0
Gas Utilities                           0.9
Commercial Services & Supplies          0.9
Distributors                            0.9
Electrical Equipment                    0.8
Independent Power Producers &
     Energy Traders                     0.8
Industrial Conglomerates                0.8
Paper & Forest Products                 0.6
---------------------------------------------
Total Investments                     101.0
Net Other Assets and Liabilities       (1.0)
                                    ---------
Total                                 100.0%
                                    =========


                 See Notes to Quarterly Portfolio of Investments        Page 10

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2009 (UNAUDITED)


SHARES         DESCRIPTION                             VALUE
-------------  -------------------------------  -------------

               COMMON STOCKS (b) -- 100.4%
               AUSTRALIA -- 5.4%
       65,045  AGL Energy Ltd. (c)                 $ 817,564
    3,568,617  Infigen Energy (c)                  4,442,285
                                                -------------
                                                   5,259,849
                                                -------------

               BELGIUM -- 6.0%
    3,293,372  Hansen Transmissions
                  International (c) (d)            5,799,616
                                                -------------

               BERMUDA -- 0.6%
    4,795,483  China Windpower Group
                   Ltd. (c) (d)                      546,194
                                                -------------

               BRAZIL -- 1.1%
       49,592  Centrais Eletricas Brasileiras
                  S.A., ADR (d)                    1,045,895
                                                -------------

               CANADA -- 0.8%
       27,323  Boralex, Inc. (d)                     253,414
       29,726  Brookfield Renewable Power
                  Fund                               545,718
                                                -------------
                                                     799,132
                                                -------------

               CAYMAN ISLANDS -- 0.8%
      336,845  China High Speed Transmission
                  Equipment Group Co., Ltd.
                  (c)                                817,847
                                                -------------

               CHINA -- 0.2%
      233,045  Harbin Power Equipment Co.
                  Ltd. (c)                           206,195
                                                -------------

               DENMARK -- 8.6%
      313,846  Greentech Energy Systems
                  A/S  (c) (d)                     1,436,417
      112,155  Vestas Wind Systems
                  A/S (c) (d)                      6,828,310
                                                -------------
                                                   8,264,727
                                                -------------

               FRANCE -- 3.1%
       15,215  Alstom S.A. (c)                     1,064,073
       15,353  EDF Energies Nouvelles
                  S.A. (c)                           791,851
      285,636  Theolia S.A. (c) (d)                1,182,829
                                                -------------
                                                   3,038,753
                                                -------------

               GERMANY -- 15.2%
      213,605  Conergy AG (c) (d)                    201,876
       33,412  E.ON AG, ADR (c)                    1,402,436
      284,806  Nordex AG (c) (d)                   4,287,494
      614,114  PNE Wind AG (c) (d)                 1,619,401
       32,257  Repower Systems AG (c) (d)          5,780,222
       14,890  Siemens AG, ADR                     1,365,413
                                                -------------
                                                  14,656,842
                                                -------------

               GREECE -- 0.5%
       54,348  Terna Energy S.A. (c)                 490,033
                                                -------------


SHARES         DESCRIPTION                            VALUE
-------------- -------------------------------- --------------

               JAPAN -- 4.3%
        1,038  Japan Wind Development Co.
                  Ltd. (c)                      $  2,847,948
       95,400  Mitsui & Co. Ltd. (c)               1,353,355
                                                -------------
                                                   4,201,303
                                                -------------

               JERSEY -- 1.7%
    1,638,701  Renewable Energy Generation
                  Ltd. (c)                         1,690,857
                                                -------------

               PORTUGAL -- 1.1%
      237,873  EDP-Energias de Portugal
                  S.A. (c)                         1,059,027
                                                -------------

               SPAIN -- 26.7%
        8,711  Acciona S.A. (c)                    1,138,597
      784,431  EDP Renovaveis S.A. (c) (d)         7,437,551
       41,986  Endesa S.A. (c)                     1,447,935
      963,315  Fersa Energias Renovables
                  S.A. (c)                         3,057,552
      327,255  Gamesa Corp. Tecnologica
                  S.A. (c) 5,513,363
    1,502,418  Iberdrola Renovables S.A. (c)       7,154,503
                                                -------------
                                                  25,749,501
                                                -------------

               SWEDEN -- 0.9%
       48,040  SKF AB (c)                            828,384
                                                -------------

               SWITZERLAND -- 1.1%
       10,568  BKW FMB Energie AG (c)                823,617
          380  Gurit Holding AG (c)                  212,235
                                                -------------
                                                   1,035,852
                                                -------------

               UNITED KINGDOM -- 5.7%
       23,859  BP PLC, ADR                         1,383,106
    1,002,938  Clipper Windpower PLC (d)           2,794,399
       22,716  Royal Dutch Shell PLC, ADR          1,365,459
                                                -------------
                                                   5,542,964
                                                -------------

               UNITED STATES -- 16.6%
       82,383  AES (The) Corp. (d)                 1,096,518
       22,216  Allegheny Technologies, Inc.          994,610
       26,522  Alliant Energy Corp.                  802,556
       13,926  American Superconductor
                  Corp. (d)                          569,573
        3,828  Ameron International Corp.            242,925
      511,438  Broadwind Energy, Inc. (d)          4,137,533
      171,038  Capstone Turbine Corp. (d)            220,639
       20,550  Deere & Co.                         1,111,549
       60,504  Duke Energy Corp.                   1,041,274
       37,807  Federal Mogul Corp. (d)               654,061
       19,158  FPL Group, Inc.                     1,011,926
       84,606  General Electric Co.                1,280,089
       14,990  Kaydon Corp.                          536,042
       32,274  NRG Energy, Inc. (d)                  761,989
        9,123  Otter Tail Corp.                      226,250


                 See Notes to Quarterly Portfolio of Investments        Page 11

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES         DESCRIPTION                             VALUE
-------------- --------------------------------- --------------

               COMMON STOCKS (b) (Continued)
               UNITED STATES (Continued)
       29,090  Trinity Industries, Inc.            $ 507,330
       22,100  Woodward Governor Co.                 569,517
       25,383  Zoltek Cos., Inc. (d)                 241,139
                                               --------------
                                                  16,005,520
                                               --------------

               TOTAL COMMON STOCKS -- 100.4%
                (Cost $110,237,660)               97,038,491
                                               --------------

                WARRANTS -- 0.0%
                UNITED STATES -- 0.0%
        959     GreenHunter Energy, Inc.,
                expiring 9/15/11 @ $0 (c) (d)              0
                 (Cost $0)                     --------------


               MONEY MARKET FUND -- 1.3%
    1,262,708  Morgan Stanley Institutional
                Treasury Money Market Fund -
                0.01% (e)
                 (Cost $1,262,708)                 1,262,708
                                                -------------

               TOTAL INVESTMENTS -- 101.7%
                 (Cost $111,500,368) (f)          98,301,199
               NET OTHER ASSETS AND
                 LIABILITIES -- (1.7)%            (1,682,593)
                                                -------------
               NET ASSETS -- 100.0%             $ 96,618,606
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board of Trustees.

(d)    Non-income producing security.

(e)    Represents annualized 7-day yield at December 31, 2009.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,585,876 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,785,045.

ADR - American Depositary Receipt.


________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
----------------------------------------------------------------
Common Stocks*          $24,758,924   $72,279,567        $    -
Money Market Fund         1,262,708             -             -
                      ------------------------------------------
Total Investments       $26,021,632   $72,279,567        $    -
                      ==========================================

* See Portfolio of Investments for country breakout.

                                        % of
Industry                              Net Assets
-------------------------------------------------------
Independent Power Producers &          33.4%
     Energy Traders
Electrical Equipment                   31.2
Electric Utilities                     12.2
Machinery                               9.1
Oil, Gas & Consumable Fuels             6.0
Industrial Conglomerates                3.0
Multi-Utilities                         1.7
Trading Companies & Distributors        1.4
Money Market Fund                       1.3
Metals & Mining                         1.0
Auto Components                         0.7
Chemicals                               0.5
Building Products                       0.2
---------------------------------------------
Total Investments                     101.7
Net Other Assets and Liabilities       (1.7)
                                    ---------
Total                                 100.0%
                                    =========


                 See Notes to Quarterly Portfolio of Investments        Page 12

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                VALUE
----------  ---------------------------------- --------------

            COMMON STOCKS (b) -- 100.0%
            AUSTRALIA -- 2.5%
    26,985  Leighton Holdings Ltd. (c)             $ 914,745
                                               --------------

            BERMUDA -- 0.2%
   779,096  HKC (Holdings) Ltd. (c) (d)               58,799
                                               --------------

            CANADA -- 3.8%
    10,189  Aecon Group, Inc.                        146,135
    17,893  SNC-Lavalin Group, Inc.                  923,692
    11,463  Stantec, Inc. (d)                        333,198
                                               --------------
                                                   1,403,025
                                               --------------

            CAYMAN ISLANDS -- 0.7%
   586,000  China State Construction
               International Holdings Ltd. (c)       247,180
                                               --------------

            CHINA -- 4.1%
   882,850  China Communications
               Construction Co. Ltd. (c)             838,855
   852,762  China Railway Group Ltd. (c) (d)         658,645
                                               --------------
                                                   1,497,500
                                               --------------

            EGYPT -- 1.9%
    15,132  Orascom Construction
               Industries,  GDR (c)                  677,422
                                               --------------

            FINLAND -- 1.5%
    27,062  YIT Oyj (c)                              558,482
                                               --------------

            FRANCE -- 7.6%
    20,827  Bouygues S.A. (c)                      1,078,802
    11,302  Eiffage S.A. (c)                         637,010
    18,472  Vinci S.A. (c)                         1,039,438
                                               --------------
                                                   2,755,250
                                               --------------

            GERMANY -- 2.7%
    12,940  Hochtief AG (c)                          986,892
                                               --------------

            ITALY -- 3.7%
    14,846  Astaldi S.p.A (c)                        127,087
   164,321  Impregilo S.p.A (c)                      583,067
   105,284  Marie Tecnimont S.p.A (c)                372,577
    16,839  Trevi Finanziaria S.p.A (c)              266,534
                                               --------------
                                                   1,349,265
                                               --------------

            JAPAN -- 14.9%
    74,000  Chiyoda Corp. (c)                        571,525
    38,600  COMSYS Holdings Corp. (c)                406,059
    46,000  JGC Corp. (c)                            847,672
   253,000  Kajima Corp. (c)                         511,907
    37,000  Kandenko Co. Ltd. (c)                    233,722
    47,000  Kinden Corp. (c)                         398,263
    22,600  Kyowa Exeo Corp. (c)                     192,298
    11,000  Maeda Road Construction Co.,
               Ltd. (c)                               81,059
   155,000  Obayashi Corp. (c)                       527,597
    14,000  Okumura Corp. (c)                         47,266
   173,000  Shimizu Corp. (c)                        621,384


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

            JAPAN (Continued)
       900  SHO-BOND Holdings Co. Ltd. (c)          $ 14,886
   272,000  Taisei Corp. (c)                         466,697
    37,000  Toda Corp. (c)                           118,583
    24,000  Toshiba Plant Systems & Services
               Corp. (c)                             302,983
    32,000  Toyo Engineering Corp. (c)                94,212
                                                -------------
                                                   5,436,113
                                                -------------

            NETHERLANDS -- 7.5%
    14,839  Arcadis N.V. (c)                         334,950
    33,855  Chicago Bridge & Iron Co.
               N.V. (d)                              684,548
    18,625  Imtech N.V. (c)                          501,886
    44,169  Koninklijke BAM Groep N.V. (c)           456,748
    19,426  Koninklijke Boskalis Westminster
               N.V. (c)                              747,846
                                                -------------
                                                   2,725,978
                                                -------------

            NORWAY -- 2.9%
    64,870  Aker Solutions ASA (c)                   843,005
    25,717  Veidekke ASA (c)                         220,064
                                                -------------
                                                   1,063,069
                                                -------------

            PANAMA -- 2.8%
    42,994  McDermott International, Inc. (d)      1,032,286
                                                -------------

            PORTUGAL -- 0.5%
    31,677  Mota-Engil SGPS S.A. (c)                 178,236
                                                -------------

            SPAIN -- 8.5%
    21,106  ACS Actividades de Construccion y
               Servicios S.A. (c)                  1,055,040
    23,902  Obrascon Huarte Lain S.A. (c)            643,123
    51,741  Sacyr Vallehermoso S.A. (c) (d)          593,822
    13,687  Tecnicas Reunidas S.A. (c)               787,139
                                                -------------
                                                   3,079,124
                                                -------------

            SWEDEN -- 4.7%
    22,082  NCC AB, Class B (c)                      361,899
    61,472  Peab AB (c)                              393,983
    55,827  Skanska AB (c)                           947,276
                                                -------------
                                                   1,703,158

            SWITZERLAND -- 2.7%
    33,434  Foster Wheeler AG (b)                    984,297
                                                -------------

            UNITED KINGDOM -- 5.0%
    62,782  AMEC PLC (c)                             799,872
   169,268  Balfour Beatty PLC (c)                   704,382
     3,218  Keller Group PLC (c)                      33,463
    29,011  WS Atkins PLC (c)                        285,748
                                                -------------
                                                   1,823,465

            UNITED STATES -- 21.8%
    30,032  Aecom Technology Corp. (d)               825,880
    17,253  EMCOR Group, Inc. (d)                    464,106


                 See Notes to Quarterly Portfolio of Investments        Page 13

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

            COMMON STOCKS (b) (Continued)
            UNITED STATES (Continued)
    25,813  Fluor Corp.                          $ 1,162,617
    14,134  Granite Construction, Inc.               475,750
    28,833  Jacobs Engineering Group, Inc. (d)     1,084,409
    46,188  KBR, Inc.                                877,572
     8,829  Orion Marine Group, Inc. (d)             185,939
    48,333  Quanta Services, Inc. (d)              1,007,260
    25,545  Shaw Group (The), Inc. (d)               734,419
    12,046  Tutor Perini Corp. (d)                   217,792
    20,312  URS Corp. (d)                            904,290
                                                -------------
                                                   7,940,034
                                                -------------

            TOTAL INVESTMENTS -- 100.0%
              (Cost $31,730,763) (e)              36,414,320
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (17,494)
                                                -------------
            NET ASSETS -- 100.0%                $ 36,396,826
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board of Trustees.
(d)    Non-income producing security.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,878,930 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,195,373.

GDR - Global Depositary Receipt.


________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
----------------------------------------------------------------
Common Stocks*       $12,044,190      $24,370,130       $    -
                     ===========================================


* See Portfolio of Investments for country breakout.


                                      % of
Industry                             Net Assets
------------------------------------------------
Construction & Engineering            88.8%
Energy Equipment & Services            6.7
Industrial Conglomerates               2.8
Professional Services                  1.7
---------------------------------------------
Total Investments                    100.0
Net Other Assets and Liabilities       0.0
                                    ---------
Total                                100.0%
                                    =========


                 See Notes to Quarterly Portfolio of Investments        Page 14

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

DECEMBER 31, 2009 (UNAUDITED)


SHARES      DESCRIPTION                                VALUE
----------  ----------------------------------  -------------

            COMMON STOCKS (b) -- 99.7%
            Canada -- 2.0%
    23,845  Ruggedcom, Inc. (c)                    $ 409,481
                                                -------------

            FRANCE -- 7.9%
    14,051  Schneider Electric S.A. (d)            1,633,746
                                                -------------

            GERMANY -- 9.2%
     3,924  Siemens AG (d)                           360,108
    11,566  SMA Solar Technology AG (d)            1,545,746
                                                -------------
                                                   1,905,854
                                                -------------

            IRELAND -- 1.8%
     9,005  Cooper Industries PLC, Class A           383,973
                                                -------------

            JAPAN -- 7.3%
    69,000  NGK Insulators Ltd. (d)                1,508,989
                                                -------------

            SPAIN -- 2.2%
    12,036  Telvent Git S.A.                         469,163
                                                -------------

            SWITZERLAND -- 1.9%
    20,980  ABB Ltd. (c) (d)                         404,271
                                                -------------

            UNITED KINGDOM -- 1.9%
    35,463  National Grid PLC (d)                    387,075
                                                -------------

            UNITED STATES -- 61.8%
    24,701  Advanced Energy Industries,
               Inc. (c)                              372,491
    23,156  American Superconductor
               Corp. (c)                             947,080
    43,563  Comverge, Inc. (c)                       489,648
    14,500  Digi International, Inc. (c)             132,240
    69,511  Echelon Corp. (c)                        803,547
    29,055  EnerNOC, Inc. (c)                        882,982
    23,019  ESCO Technologies, Inc.                  825,231
    26,184  General Cable Corp. (c)                  770,333
    23,996  General Electric Co.                     363,060
    17,288  ITC Holdings Corp.                       900,532
    25,294  Itron, Inc. (c)                        1,709,116
    30,124  MasTec, Inc. (c)                         376,550
    65,977  Pike Electric Corp. (c)                  612,267
   173,705  Power-One, Inc. (c)                      755,617
    82,004  Quanta Services, Inc. (c)              1,708,963
   138,454  Satcon Technology Corp. (c)              390,440
     5,016  Valmont Industries, Inc.                 393,505
    14,728  WESCO International, Inc. (c)            397,803
                                                -------------
                                                  12,831,405
                                                -------------

            VIRGIN ISLANDS (US) -- 3.7%
    16,185  Jinpan International Ltd.                771,539
                                                -------------

            TOTAL INVESTMENTS -- 99.7%
              (Cost $19,931,451) (e)              20,705,496
            NET OTHER ASSETS AND
              LIABILITIES -- 0.3%                     60,096
                                                -------------
            NET ASSETS -- 100.0%                $ 20,765,592
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)    Non-income producing security.
(d) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board of Trustees.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $918,264 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $144,219.


________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments             Level 1         Level 2         Level 3
----------------------------------------------------------------
Common Stocks*        $14,865,561      $5,839,935        $    -
                     ===========================================


* See Portfolio of Investments for country breakout.


                                      % of
Industry                              Net Assets
-------------------------------------------------
Electrical Equipment                   36.6%
Electronic Equipment & Instruments     14.5
Machinery                              13.1
Construction & Engineering             13.0
Electric Utilities                      4.3
Commercial Services & Supplies          4.2
Industrial Conglomerates                3.5
Communications Equipment                2.6
IT Services                             2.3
Trading Companies & Distributors        1.9
Multi-Utilities                         1.9
Semiconductors & Semiconductor
     Equipment                          1.8
-------------------------------------------------
Total Investments                      99.7
Net Other Assets and Liabilities        0.3
                                     --------
Total                                 100.0%
                                     ========

                 See Notes to Quarterly Portfolio of Investments        Page 15

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)


1. Valuation and Investment Practices

A. Portfolio Valuation:

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of six exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

  First Trust Dow Jones STOXX(R) European Select Dividend Index Fund -
    (NYSE Arca, Inc. ticker "FDD")
  First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
    (NYSE Arca, Inc. ticker "FFR")
  First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca,
    Inc. ticker "FGD")
  First Trust ISE Global Wind Energy Index Fund - (NYSE Arca, Inc. ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
    Arca, Inc. ticker "FLM")
  First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
    - (NASDAQ(R) Stock Market ticker "GRID")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than the NASDAQ(R) Stock Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)


quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its index.

Because foreign markets may be open on different days than the days during which investors may purchase shares of each Fund, the value of each Fund's securities may change on days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
         o Quoted prices for similar securities in active markets.
         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of December 31, 2009 is included with each Fund's Portfolio of Investments.

B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Funds may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such investments.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2009 (UNAUDITED)


                             Additional Information

"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones and have been licensed for use. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

International Securities Exchange, LLC(R), ISE, the ISE Global Wind Energy(TM) Index and the ISE Global Engineering and Construction(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The First Trust ISE Global Wind Energy Index Fund and the First Trust ISE Global Engineering and Construction Index Fund are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund II

By (Signature and Title)*   /s/ James A. Bowen
                            --------------------------------------------------
                            James A. Bowen, Chairman of the Board, President
                            and Chief Executive Officer
                            (principal executive officer)

Date  February 19, 2010
      ---------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ James A. Bowen
                            --------------------------------------------------
                            James A. Bowen, Chairman of the Board, President
                            and Chief Executive Officer
                            (principal executive officer)

Date  February 19, 2010
      ---------------------------------------------------




By (Signature and Title)*   /s/ Mark R. Bradley
                            --------------------------------------------------
                            Mark R. Bradley, Treasurer, Controller, Chief
                            Financial Officer and Chief Accounting Officer
                            (principal financial officer)


Date  February 19, 2010
      ---------------------------------------------------